SCHEDULE OF LEASE TERM AND DISCOUNT RATE RELATED TO OPERATING LEASES (Details)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	10 months 24 days	10 months 2 days	9 months 3 days
Operating Lease, Weighted Average Discount Rate, Percent	6.00%	6.00%	6.00%